WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Warrants
WARRANTS

Note 14. WARRANTS

The Company’s outstanding Common Stock warrants are equity classified. As of June 30, 2024, and December 31, 2023, the Company had 8,838,717 and 4,649,952 warrants outstanding to purchase one share of the Company’s Common Stock for each warrant at a weighted average exercise price of $3.53 and expire at various dates through March 2029. During the six months ended June 30, 2024, 48 warrants were exercised into an equivalent number of Common Shares as compared to zero warrants being exercised during the six months ended June 30, 2023.

On March 8, 2024, the Company issued to certain investors (i) in a registered direct offering, 1,600,000 shares of the Company’s Common Stock and (ii) in a concurrent private placement, warrants to purchase an aggregate of 1,600,000 shares of Common Stock, with an exercise price of $1.64 (collectively, the “Transaction”), which Transaction constitutes a Dilutive Issuance under the terms of the warrants. In addition, the placement agent was granted warrants to purchase 32,000 shares of Common Stock, with an exercise price of $1.64.

The following table summarizes the calculated aggregate fair values for the warrant derivative liability using the Black-Scholes method based on the following assumptions for the March 8, 2024 Direct Offering:

Exercise price per share of warrant	$1.64
Fair market closing price per share of Common Stock	$1.56
Volatility	132%
Expected term (years)	5
Risk-free interest rate	4.06%
Dividend yield	0%

Section 3(b) of the Warrant Agreement executed during the IPO in September 2022 provides that in the event of a Dilutive Issuance, the exercise price of the warrants shall be reduced and only reduced to equal the effective price per share of the Dilutive Issuance (the “Base Share Price”), and the number of warrant shares issuable thereunder shall be increased such that the aggregate exercise price payable pursuant to the warrant, after taking into account the decrease in the exercise price, shall be equal to the aggregate exercise price prior to such adjustment, provided that the Base Share Price shall not be less than $3.0625 (50% of the public offering price of the Units sold in the Company’s IPO) (subject to adjustment for reverse and forward stock splits, recapitalizations, and similar transactions).

The effect of the Transaction was such that the exercise price of the warrants was reduced to $3.0625 per share. The new number of warrant shares was calculated by dividing (x) the number of warrant shares underlying the warrant immediately prior to the Transaction multiplied by the exercise price in effect immediately prior to the Transaction, by (y) $3.0625. The calculations was made to the nearest cent or the nearest 1/100th of a share.

As of June 30, 2024, and prior to the Transaction, there were tradeable warrants to purchase up to an aggregate of 1,601,259 shares of Common Stock outstanding and non-tradeable warrants to purchase an aggregate of up to 2,704,506 shares of Common Stock outstanding.

	Number of warrants issued	Weighted-average exercise price	Number of warrants exercised	Number of warrants outstanding
Pre-IPO convertible notes	2,900,904	$5.31	—	2,900,904
IPO tradeable	2,326,834	3.06	(725,576)	1,601,259
IPO non-tradeable	3,015,464	3.06	(310,958)	2,704,506
Direct offering March 8, 2024	1,600,000	1.64	—	1,600,000
Placement agent direct offering March 8, 2024	32,000	1.64	—	32,000
Balance at June 30, 2024	9,875,202	$3.53	(1,036,534)	8,838,669

Note 13. WARRANTS

We account for Common Stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. Warrants are accounted for as derivative liabilities if the warrants allow for cash settlement or provide for modification of the warrant exercise price in the event subsequent sales of Common Stock by the Company are at a lower price per share than the then-current warrant exercise price. We classify derivative warrant liabilities on the balance sheet at fair value, and changes in fair value during the periods presented in the consolidated statement of operations, which is revalued at each consolidated balance sheet date subsequent to the initial issuance of the stock warrant.

As of December 31, 2023, and December 31, 2022, the Company had 4,649,952 warrants outstanding to purchase one share of the Company’s Common Stock for each warrant at a weighted average exercise price of $5.03 and various expiration dates through September 2027. During year end December 31, 2023, no warrants were exercised into an equivalent number of Common Shares as compared to 1,036,486 warrants being exercised during the year ended December 31, 2022.

On September 17, 2023, the Company entered into a warrant amendment with certain holders of (1) tradeable warrants (the “Tradeable Warrants”) who have the right to purchase 73,568 shares of Common Stock; (2) non-tradeable warrants (the “Non-Tradeable Warrants”) who have the right to purchase 73,568 shares of Common Stock and (3) other outstanding warrants (the “Pre-IPO Warrants”) who have the right to purchase 1,109,475 shares of Common Stock. The warrant amendment provides that such warrants will not be exercisable until the date that the Company files a certificate of amendment to its certificate of incorporation with the State of Delaware which increases the number of shares of its authorized Common Stock to allow for sufficient authorized and unissued shares of Common Stock for the full exercise of all of the outstanding Pre-IPO Warrants, Tradeable Warrants, and Non-Tradeable Warrants of the Company and the issuance of all of the shares of Common Stock underlying such warrants.